ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2017	Jun. 30, 2016
ACCOUNTS PAYABLE AND ACCRUED EXPENSES
Summary of accounts payable and accrued expenses

        Accounts payable and accrued expenses as of March 31, 2017 and June 30, 2016 include the following (in thousands):

	March 31, 2017	June 30, 2016
Accounts payable—trade and oil and gas exploration activities	$1,793	$1,361
Accounts payable—legal costs	278	61
Accrued payroll	98	321

	$2,169	$1,743

        Accounts payable and accrued expenses as of June 30, 2016 and 2015 include the following (in thousands):

	2016	2015
Accounts payable—trade	$1,361	$1,157
Accounts payable—legal costs	61	342
Accrued payroll	321	169

	$1,743	$1,668